Share-based Compensation - Summary of Share-based Compensation Expense (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation expense due to accelerated vesting of awards	$ 9.8
Stock-based compensation expense due to modifications of awards	$ 10.4	$ 4.0